Expenses - Summary of Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense By Function [Abstract]
Selling and Marketing expenses	€ 24,853	€ 24,978	€ 26,086
Research and Development expenses	31,668	35,672	34,387
General and Administrative expenses	93,747	88,946	85,747
Total Expenses	€ 150,268	€ 149,596	€ 146,220